UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 11, 2026 to August 12, 2026

Commission File Number of issuing entity:  333-207132-01

Central Index Key Number of issuing entity:  0001663645

Citigroup Commercial Mortgage Trust 2016-GC36
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207132

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682511

Starwood Mortgage Funding I LLC
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984680
38-3984681
38-7145068
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-AB			X
X-A			X
A-S			X
B			X
EC			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 12, 2026 a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Citigroup Commercial Mortgage Trust 2016-GC36 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 12, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	8.17%	3	$0.00

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by Citigroup Commercial Mortgage Trust 2016-GC36 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 11, 2026 to August 12, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 10, 2026. The CIK number of the Depositor is 0001258361.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on August 13, 2026. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of CGMRC is 0001541001.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on January 8, 2026. The CIK number of CCREL is 0001558761.

Starwood Mortgage Funding I LLC, one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2026. The CIK number of Starwood Mortgage Funding I LLC is 0001682511.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

Loan Combination Custodial Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

REO Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2016-GC36, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	07/10/2026	$1,577.09
Current Distribution Date	08/12/2026	$1,581.12

Interest Reserve Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date	07/10/2026	$0.00
Current Distribution Date	08/12/2026	$0.00

Item 10. Exhibits.

EXHIBIT INDEX

Exhibit Number                        Description

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2016-GC36, relating to the August 12, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: August 20, 2026